Stock Option Plan and Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			10 Months Ended	12 Months Ended
	Feb. 06, 2024	Jan. 03, 2024	Aug. 29, 2024	Aug. 26, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted							895,000	1,377,172
Fair value of common stock as of grant date							$ 0.93	$ 0.90
Weighted average remaining term							9 years 3 months
Successor [Member] | Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee stock options, description					Company received a notice for a net exercise of 70,350 options to purchase shares of common stock resulting in the issuance of 12,570 shares of the Company’s Class A Common Stock with par value $0.0001 per share. In accordance with the terms of the Incentive Plan, 51,012 shares were withheld by the Company to cover the exercise price, and 6,768 shares were withheld in satisfaction of the taxes required to be paid in connection with the exercise.
Unrecognized stock compensation expense							$ 574
Weighted average remaining term							2 years 6 months 18 days
Successor [Member] | Employee Stock Options [Member] | Employees And Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted	665,000
Vesting period	4 years
Option life	10 years
Weighted average fair value	$ 1.20
Fair value of common stock as of grant date	$ 1.21
Successor [Member] | Employee Stock Options [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted				230,000
Weighted average fair value				$ 1.49
Fair value of common stock as of grant date				$ 2.40
Successor [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted						526,165	520,935
Fair value of common stock as of grant date						$ 7.80	$ 2.04
Unrecognized stock compensation expense						$ 1,796	$ 1,016	$ 1,796
Fair value of RSUs vested							$ 2,331	$ 0
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock as of grant date							$ 1.25
Weighted average remaining term							10 months 28 days
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock as of grant date							$ 2.11
Weighted average remaining term							1 year 5 months 1 day
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Employees And Nonemployees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units stock granted		47,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance										2,110,500
2023 Equity Incentive Plan [Member] | Successor [Member] | Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units stock granted			473,935